ProShares MSCI Transformational Changes ETF Investment Strategy - ProShares MSCI Transformational Changes ETF	May 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of companies associated with one or more of the following themes: Future of Work, Digital Consumer, Genomic & Telehealth, and Food Revolution. The index provider uses natural language processing and data analysis techniques to identify companies that fall within these themes:●Future of Work: The Index is designed to select companies that have high exposure to cybersecurity; industrial automation; machine learning and artificial intelligence; digital transactions and blockchain technology; and cloud computing, internet of things, and remote collaboration ●Digital Consumer: The Index is designed to select companies that have high exposure to e-commerce; social media; and e-gaming.●Genomics and Telehealth: The Index is designed to select companies that have high exposure to gene editing and therapy; molecular diagnostics; targeted therapeutics and stem cell therapy; bioinformatics; bio hardware; and digital health and remote care.●Food Revolution: The Index is designed to select companies that have high exposure to sustainable and responsible farming; plant-based meat substitutes and agricultural technology; food delivery technology; and biosecurity and zoonotic disease mitigation.The Index includes companies in the MSCI ACWI Investable Market Index (“MSCI ACWI”). MSCI ACWI is designed to measure the performance of large, mid, and small-capitalization companies across developed and emerging markets. The Fund’s Index selects companies and assigns their weights based on the amount of revenue they earn in business segments related to each theme and their market capitalization. The Index’s composition and assigned weights are reevaluated semi-annually in May and November. The Index is constructed and maintained by MSCI Inc. More information about the Index can be found using the Bloomberg ticker symbol “MXGLTRCH.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.